Consolidated Statements of Cash Flows $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Operating activities
Profit before income tax	$ 121,346,988	$ 6,439	$ 100,993,902	$ 57,096,844
Items not requiring the use of cash:
Depreciation property, plant and equipment and right of use assets	138,386,952	7,344	129,115,727	135,206,080
Amortization of intangible and other assets	20,528,258	1,089	26,596,853	24,968,862
Equity interest in net income of associated companies	17,609	1	(267)	(91,385)
Loss on sale of property, plant and equipment	119,272	6	664,777	145,225
Net period cost of labor obligations	16,609,565	881	13,989,100	13,636,182
Foreign currency exchange loss, net	(7,250,635)	(387)	6,148,612	11,699,985
Interest income	(6,284,672)	(333)	(10,646,169)	(2,925,648)
Interest expense	37,911,339	2,012	31,771,433	30,300,781
Employee profit sharing	1,618,695	86	1,500,342	1,751,312
Loss (gain) in valuation of derivative financial instruments, capitalized interest expense and other, net	(9,202,167)	(488)	(7,518,445)	(19,010,851)
Gain on net monetary positions	(4,267,194)	(226)	(4,429,145)
Working capital changes:
Subscribers, distributors, recoverable taxes, contract assets and other, net	6,800,942	361	(15,420,291)	1,799,095
Prepaid expenses	9,079,931	482	3,264,685	4,588,584
Related parties	476,671	25	38,426	(558,651)
Inventories	(2,095,622)	(111)	(3,232,136)	(2,991,009)
Other assets	(6,597,262)	(350)	(6,081,740)	(4,763,394)
Employee benefits	(20,224,276)	(1,073)	(14,235,549)	(14,692,218)
Accounts payable and accrued liabilities	(16,811,135)	(892)	23,997,632	5,190,137
Employee profit sharing paid	(2,187,316)	(116)	(1,013,799)	(1,471,946)
Financial instruments and other	(1,774,932)	(94)	5,286,290	1,515,668
Deferred revenues	(636,221)	(34)	38,243	(452,913)
Interest received	1,008,076	53	1,215,800	819,940
Income taxes paid	(42,294,398)	(2,244)	(33,713,753)	(23,988,305)
Net cash flows provided by operating activities	234,278,468	12,431	248,330,528	217,772,375
Investing activities
Purchase of property, plant and equipment	(132,884,335)	(7,051)	(143,888,033)	(119,185,137)
Acquisition of intangibles	(18,962,856)	(1,006)	(7,933,647)	(17,538,541)
Dividends received	1,773,336	94	2,622,237	2,385,559
Proceeds from sale of plant, property and equipment	344,924	18	178,532	133,349
Acquisition of businesses, net of cash acquired	(13,330,651)	(707)	(310,604)	(6,878,793)
Partial sale of shares of associated company	36,478	2	548,484	340,040
Investments in associate companies	(56,985)	(3)
Net cash flows used in investing activities	(163,080,089)	(8,653)	(148,783,031)	(140,743,523)
Financing activities
Loans obtained	118,082,256	6,266	155,263,221	143,607,726
Repayment of loans	(109,808,816)	(5,827)	(189,314,144)	(171,041,215)
Payment of liability related to right-of-use of assets	(26,765,075)	(1,420)
Interest paid	(28,046,695)	(1,488)	(30,869,017)	(31,196,441)
Repurchase of shares	(435,713)	(23)	(511,421)	(1,233,371)
Dividends paid	(24,248,145)	(1,287)	(22,369,793)	(16,091,390)
Derivative financial instruments	0	0		(71,474)
Redemption of hybrid bond	0	0	(13,440,120)
Acquisition of non-controlling interests	(83,055)	(4)	(115,821)	(11,930)
Net cash flows used in financing activities	(71,305,243)	(3,783)	(101,357,095)	(76,038,095)
Net increase (decrease) in cash and cash equivalents	(106,864)	(5)	(1,809,598)	990,757
Adjustment to cash flows due to exchange rate fluctuations, net	(1,807,442)	(96)	(800,913)	61,333
Cash and cash equivalents at beginning of the year	21,659,962	1,149	24,270,473	23,218,383
Cash and cash equivalents at end of the year	19,745,656	1,048	21,659,962	24,270,473
Non-cash transactions related to:
Acquisitions of property, plant and equipment in accounts payable at end year	19,673,706	1,044	19,099,066	18,869,210
Redemption of exchangeable bond	0	0	16,446,262
Non-cash transactions	$ 19,673,706	$ 1,044	$ 35,545,328	$ 18,869,210